Note 22 - Leases (Details Textual)			1 Months Ended					3 Months Ended			12 Months Ended
	Dec. 02, 2021 USD ($) ft²	May 31, 2018 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	May 31, 2018 USD ($)	Mar. 31, 2024 USD ($) ft²	Mar. 31, 2024 GBP (£) ft²	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) ft²	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)
Finance Lease, Liability											$ 23,000		$ 0
Annual Rent	$ 186,000
Operating Lease, Impairment Loss								$ 132,000		$ 0	$ 0		$ 0
Office Space in Florida [Member]
Lessee, Operating Lease, Term of Contract (Month)	62 months
Area of Real Estate Property (Square Foot) | ft²	4,141
Annual Rent	$ 186,345
Annual Lease Increase, Percentage	3.00%
Facilities in Poole, England [Member]
Area of Real Estate Property (Square Foot) | ft²								2,660	2,660		2,660
Annual Rent								$ 37,107	£ 30,000		$ 37,100	£ 30,000
Foreign Currency Exchange Rate, Translation								1.24	1.24		1.24
Lessee, Operating Lease, Renewal Term (Month)								12 months	12 months		12 months
Aircraft Lease [Member]
Lessee, Operating Lease, Term of Contract (Month)			36 months
Annual Lease Increase, Percentage			3.00%
Operating Lease, Monthly Payment			$ 200,650
Progressive Care [Member] | Finance Obligation for Pharmacy Equipment [Member]
Finance Lease, Liability		$ 115,000					$ 115,000
Finance Lease, Monthly Payment		$ 1,678					$ 1,700
Lessee, Finance Lease, Term of Contract (Month)		84 months					84 months
Lessee, Finance Lease, Interest Rate		6.00%					6.00%
Progressive Care [Member] | Computer Servers [Member]
Finance Lease, Liability					$ 51,000
Finance Lease, Monthly Payment					$ 1,400
Lessee, Finance Lease, Term of Contract (Month)					36 months
Progressive Care [Member] | Orlando Pharmacy [Member]
Lessee, Operating Lease, Term of Contract (Month)						66 months
Operating Lease, Monthly Payment						$ 4,310
Progressive Care [Member] | North Miami Beach Pharmacy [Member]
Lessee, Operating Lease, Term of Contract (Month)				60 months
Operating Lease, Monthly Payment				$ 5,237